Right-of-Use Assets, net and Lease Liabilities - Schedule of Amounts Recognized in Consolidated Balance Sheets as Lease Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Non-current	$ 73	$ 180
Current	252	285
Total lease liabilities	$ 325	$ 465